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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

789 North Water Street, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Nicole J. Best, Treasurer and Principal Accounting Officer; Heartland Group, Inc.,

789 North Water Street, Milwaukee, WI 53202

(Name and address of agent for service)

Charles M. Weber, Esq.; Quarles & Brady LLP, 411 East Wisconsin Avenue, Milwaukee, WI 53202

(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Select Value Fund - Schedule of Investments	March 31, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS (96.8%)
Aerospace & Defense (4.9%)
Goodrich Corp.	76,200	$2,917,698
Triumph Group, Inc. (a)	60,000	2,336,400

		5,254,098

Air Freight & Logistics (2.6%)
Ryder System, Inc.	66,300	2,764,710
Airlines (1.0%)
Southwest Airlines Co.	75,000	1,068,000
Auto Components (3.7%)
BorgWarner, Inc.	46,000	2,239,280
Dana Corp.	135,000	1,726,650

		3,965,930

Building Products (2.5%)
ElkCorp	70,000	2,692,200
Chemicals (4.0%)
Agrium, Inc. (CAD)(b)	125,000	2,289,911
RPM International, Inc.	110,200	2,014,456

		4,304,367

Commercial Banks (2.2%)
Huntington Bancshares, Inc.	100,000	2,390,000
Communications Equipment (2.1%)
Motorola, Inc.	154,100	2,306,877
Computers & Peripherals (4.1%)
Hewlett-Packard Co.	100,000	2,194,000
International Business Machines Corp.	25,000	2,284,500

		4,478,500

Construction & Engineering (2.9%)
Washington Group International, Inc. (a)	70,000	3,149,300
Diversified Telecommunication Services (1.6%)
Telefonos de Mexico SA de CV (ADR)	50,000	1,726,500
Electric Utilities (1.9%)
Allegheny Energy, Inc. (a)	100,000	2,066,000
Electronic Equipment & Instruments (3.8%)
Plexus Corp. (a)	200,000	2,302,000
Avnet, Inc. (a)	100,000	1,842,000

		4,144,000

Energy Equipment & Services (2.2%)
Tidewater, Inc.	61,300	2,382,118
Food Products (8.0%)
Chiquita Brands International, Inc.	105,000	2,811,899
Sara Lee Corp.	100,000	2,216,000
Dean Foods Co. (a)	60,000	2,058,000
Tyson Foods, Inc. (Class A)	90,000	1,501,200

		8,587,099

Health Care Providers & Services (4.8%)
HCA, Inc.	50,000	2,678,500
Humana, Inc. (a)	79,300	2,532,842

		5,211,342

Hotels, Restaurants & Leisure (3.9%)
Darden Restaurants, Inc.	99,200	3,043,456
Ruby Tuesday, Inc.	50,000	1,214,500

		4,257,956

Household Durables (4.5%)
Koninklijke (Royal) Philips Electronics N.V. (ADR)	98,800	2,718,976
Furniture Brands International, Inc.	100,000	2,181,000

		4,899,976

Insurance (6.6%)
UnumProvident Corp.	150,000	2,552,999
The Allstate Corp.	47,200	2,551,632
Jefferson-Pilot Corp.	40,000	1,962,000

		7,066,631

Metals & Mining (2.6%)
Harmony Gold Mining Co., Ltd. (ADR)	200,000	1,560,000
Alcoa, Inc.	40,000	1,215,600

		2,775,600

Multi-Utilities & Unregulated Power (4.5%)
NRG Energy, Inc. (a)	100,000	3,415,000
Wisconsin Energy Corp.	42,000	1,491,000

		4,906,000

Oil & Gas (5.3%)
ConocoPhillips Co.	28,000	3,019,520
Anadarko Petroleum Corp.	35,700	2,716,770

		5,736,290

Paper & Forest Products (2.7%)
P.H. Glatfelter Co.	200,000	2,950,000
Pharmaceuticals (4.9%)
Pfizer, Inc.	85,000	2,232,950
Biovail Corp. (CAD)(a)(b)	125,000	1,879,855
Merck & Co., Inc.	38,000	1,230,060

		5,342,865

Road & Rail (3.8%)
Union Pacific Corp.	40,000	2,788,000
Dollar Thrifty Automotive Group, Inc. (a)	40,000	1,311,200

		4,099,200

Semiconductors (1.0%)
Freescale Semiconductor, Inc. (Class A)(a)	43,000	728,850
Freescale Semiconductor, Inc. (Class B)(a)	17,014	293,492

		1,022,342

Specialty Retail (1.0%)
United Auto Group, Inc.	40,000	1,113,200
Thrifts & Mortgage Finance (3.7%)
MGIC Investment Corp.	35,000	2,158,450
Washington Mutual, Inc.	45,400	1,793,300

		3,951,750

TOTAL COMMON STOCKS (Cost $85,333,298)		$104,612,851

	Par Amount	Value
SHORT-TERM INVESTMENTS (3.1%)
U.S. Government and Agency Securities (0.9%)
U.S. Treasury Bills, 04/21/05	$1,000,000	$998,472

Time Deposits (2.2%) (+)
Brown Brothers Harriman 2.29%	2,321,332	2,321,332

TOTAL SHORT-TERM INVESTMENTS (Amortized Cost $3,319,875)		$3,319,804

TOTAL INVESTMENTS (Cost $88,653,173) (99.9%)		$107,932,655
Other assets and liabilities, net (0.1%)		96,272

TOTAL NET ASSETS (100.0%)		$108,028,927

(a)	Non-income producing security.

(b)	Foreign-denominated security.

(+)	Time deposits are considered short-term obligations and are payable on demand.

Interest rates change periodically on specified dates. The rates listed are as of March 31, 2005.

ADR - American Depositary Receipt.

CAD - Canadian issuer.

Effective as of March 31, 2005, industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International. Prior to that time, Heartland Advisors, Inc. utilized other sources to determine industry and sector classifications.

The accompanying Notes to Schedules of Investments are an integral part of this Schedule.

Value Plus Fund - Schedule of Investments	March 31, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS (95.5%)
Auto Components (1.8%)
Standard Motor Products, Inc.	550,000	$6,435,000
Biotechnology (0.6%)
GTC Biotherapeutics, Inc. (a)	1,303,122	1,368,278
Genelabs Technologies, Inc. (a)	1,223,101	733,861

		2,102,139

Building Products (2.2%)
Apogee Enterprises, Inc.	550,000	7,854,000
Chemicals (7.6%)
Lubrizol Corp.	245,000	9,956,800
Agrium, Inc. (CAD)(b)	525,000	9,617,625
Sensient Technologies Corp.	350,000	7,546,000

		27,120,425

Commercial Services & Supplies (0.5%)
IKON Office Solutions, Inc.	176,800	1,748,552
Computers & Peripherals (2.5%)
Imation Corp.	250,000	8,687,500
Diversified Telecommunication Services (1.0%)
Videsh Sanchar Nigam, Ltd. (ADR)	436,100	3,671,962
Electronic Equipment & Instruments (5.0%)
Nam Tai Electronics, Inc.	401,500	10,679,900
Methode Electronics, Inc.	575,000	6,963,250

		17,643,150

Energy Equipment & Services (7.3%)
Helmerich & Payne, Inc.	230,000	9,128,700
Todco (Class A)(a)	325,000	8,398,000
Tidewater, Inc.	215,000	8,354,900

		25,881,600

Food Products (0.9%)
B & G Foods, Inc.	225,000	3,352,500
Gas Utilities (2.6%)
Nicor, Inc.	250,000	9,272,500
Health Care Equipment & Supplies (1.1%)
Orthovita, Inc. (a)	1,128,572	3,837,145
Insurance (2.6%)
UnumProvident Corp.	550,000	9,361,000
IT Services (6.7%)
StarTek, Inc.	500,000	8,400,000
Convergys Corp. (a)	550,000	8,211,500
Perot Systems Corp. (Class A)(a)	525,000	7,056,000

		23,667,500

Leisure Equipment & Products (3.0%)
Oakley, Inc.	600,000	7,692,000
De Rigo S.p.A. (ADR)(a)	437,500	2,940,000

		10,632,000

Machinery (5.0%)
Barnes Group, Inc.	325,000	8,830,250
Federal Signal Corp.	575,000	8,722,750

		17,553,000

Marine (2.2%)
CP Ships, Ltd. (CAD)(b)	550,000	7,780,532
Metals & Mining (0.7%)
Gerdau Ameristeel Corp.	400,000	2,420,000
Oil & Gas (1.2%)
Callon Petroleum Co. (a)	275,000	4,273,500
Paper & Forest Products (4.6%)
Sappi, Ltd. (ADR)	700,000	8,610,000
Wausau-Mosinee Paper Corp.	550,000	7,777,000

		16,387,000

Personal Products (2.5%)
Nu Skin Enterprises, Inc. (Class A)	400,000	9,004,000
Pharmaceuticals (7.2%)
Shire Pharmaceuticals Group PLC (ADR)	290,000	9,941,200
Biovail Corp. (CAD)(a)(b)	550,000	8,271,360
Par Pharmaceutical Cos., Inc. (a)	225,000	7,524,000

		25,736,560

Real Estate (1.3%)
Government Properties Trust, Inc.	475,000	4,731,000
Road & Rail (5.0%)
Swift Transportation Co., Inc. (a)	435,000	9,630,900
Covenant Transport, Inc. (Class A)(a)	465,000	8,184,000

		17,814,900

Software (9.9%)
Mentor Graphics Corp. (a)	700,000	9,590,000
Parametric Technology Corp. (a)	1,600,000	8,944,000
Novell, Inc. (a)	1,500,000	8,940,000
Borland Software Corp. (a)	950,000	7,714,000

		35,188,000

Specialty Retail (7.1%)
The Pep Boys - Manny, Moe & Jack	650,000	11,427,000
Pier 1 Imports, Inc.	400,000	7,292,000
Casual Male Retail Group, Inc. (a)	1,000,000	6,490,000

		25,209,000

Textiles Apparel & Luxury Goods (2.4%)
Stride Rite Corp.	650,000	8,645,000
Thrifts & Mortgage Finance (1.0%)
Provident Financial Services, Inc.	200,000	3,420,000

TOTAL COMMON STOCKS (Cost $312,497,399)		$339,429,465

	Shares	Value
WARRANTS (0.2%)
StemCells, Inc. (a)(c)(d)	575,658	$719,573

TOTAL WARRANTS (Cost $0)		$719,573

	Par Amount	Value
SHORT-TERM INVESTMENTS (2.4%)
U.S. Government and Agency Securities (1.4%)
U.S. Treasury Bills, 04/21/05	$5,000,000	$4,992,358

Time Deposits (1.0%) (+)
Brown Brothers Harriman 2.29%	3,373,412	3,373,412

TOTAL SHORT-TERM INVESTMENTS (Amortized Cost $8,366,134)		$8,365,770

TOTAL INVESTMENTS (Cost $320,863,533) (98.1%)		$348,514,808
Other assets and liabilities, net (1.9%)		6,859,894

TOTAL NET ASSETS (100.0%)		$355,374,702

(a)	Non-income producing security.

(b)	Foreign-denominated security.

(c)	Illiquid security, pursuant to the guidelines established by the Board of Directors. See Note 2(g) in Notes to Schedules of Investments.

(d)	Valued at fair value using methods determined by the Board of Directors. See Note 2(a) in Notes to Schedules of Investments.

(+)	Time deposits are considered short-term obligations and are payable on demand.

Interest rates change periodically on specified dates. The rates listed are as of March 31, 2005.

ADR - American Depositary Receipt.

CAD - Canadian issuer.

Effective as of March 31, 2005, industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International. Prior to that time, Heartland Advisors, Inc. utilized other sources to determine industry and sector classifications.

The accompanying Notes to Schedules of Investments are an integral part of this Schedule.

Value Fund - Schedule of Investments	March 31, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS (87.5%)
Aerospace & Defense (0.7%)
Allied Defense Group, Inc. (a)(b)	300,000	$7,347,000
AAR Corp. (a)	300,000	4,080,000

		11,427,000

Air Freight & Logistics (0.3%)
AirNet Systems, Inc. (a)(b)	1,000,000	4,730,000
Airlines (0.8%)
Mesa Air Group, Inc. (a)	637,800	4,464,600
MAIR Holdings, Inc. (a)	500,000	4,460,000
Midwest Air Group, Inc. (a)(b)	1,557,500	3,738,000

		12,662,600

Biotechnology (5.4%)
Discovery Laboratories, Inc. (a)(b)	3,000,000	16,890,000
Genitope Corp. (a)(b)	1,350,000	16,875,000
OrthoLogic Corp. (a)(b)	3,000,000	15,180,000
Kendle International, Inc. (a)(b)	1,000,000	11,500,000
Isolagen, Inc. (a)	1,250,000	7,862,500
Senesco Technologies, Inc. (a)(b)	1,300,000	4,420,000
Discovery Partners International, Inc. (a)(b)	1,325,900	4,242,880
Keryx Biopharmaceuticals, Inc. (a)	200,000	2,672,000
Aphton Corp. (a)(b)	1,988,125	2,524,919
Sirna Therapeutics, Inc. (a)	750,000	2,190,000
AP Pharma, Inc. (a)	1,175,051	1,692,073
Stratagene Corp. (a)	184,740	1,631,254
PRAECIS Pharmaceuticals, Inc. (a)	1,463,344	1,536,511

		89,217,137

Building Products (0.4%)
Maezawa Kasei Industries Co., Ltd. (JPY)(c)	200,000	3,701,320
Patrick Industries, Inc. (a)(b)(d)	293,525	3,008,631

		6,709,951

Capital Markets (0.8%)
Stifel Financial Corp. (a)	400,000	8,720,000
American Physicians Service Group, Inc. (b)	185,649	2,432,002
Oppenheimer Holdings, Inc. (Class A)(CAD)(c)	90,000	1,989,341

		13,141,343

Chemicals (1.6%)
Sensient Technologies Corp.	1,000,000	21,560,000
Calgon Carbon Corp.	500,000	4,270,000
LESCO, Inc. (a)	68,111	987,610

		26,817,610

Commercial Banks (1.6%)
Associated Banc-Corp.	450,000	14,053,500
Independent Bank Corp.	186,500	5,408,500
Guaranty Financial Corp. (d)	10,388	1,693,244
Merchants and Manufacturers Bancorp., Inc. (d)	46,095	1,636,373
Summit Bank Corp. (d)	100,000	1,580,000
PAB Bankshares, Inc.	75,800	1,061,200
AmeriServ Financial, Inc. (a)	128,000	718,080

		26,150,897

Commercial Services & Supplies (6.1%)
The Geo Group, Inc. (a)(b)	486,900	13,915,602
Barrett Business Services, Inc. (a)(b)	500,000	10,970,000
FTI Consulting, Inc. (a)	500,000	10,320,000
Exponent, Inc. (a)	300,000	7,167,000
Intersections, Inc. (a)	491,129	7,145,927
SITEL Corp. (a)	3,499,600	6,859,216
TeleTech Holdings, Inc. (a)	500,000	6,460,000
Fuel-Tech N.V. (a)(b)	1,000,000	5,950,000
PRG-Schultz International, Inc. (a)	1,000,000	5,010,000
Central Parking Corp.	250,000	4,295,000
On Assignment, Inc. (a)	825,000	4,207,500
RCM Technologies, Inc. (a)(b)	780,100	3,931,704
Danka Business Systems PLC (a)	1,800,000	2,880,000
The Princeton Review, Inc. (a)	500,000	2,755,000
Outlook Group Corp.(b)(d)	350,000	2,565,500
Volt Information Sciences, Inc. (a)	100,000	2,415,000
Integrated Alarm Services Group, Inc. (a)	300,000	1,500,000
Learning Tree International, Inc. (a)	102,800	1,481,348
The Standard Register Co.	100,000	1,245,000

		101,073,797

Communications Equipment (8.0%)
InterDigital Communications Corp. (a)(b)	3,000,000	45,960,000
Sonus Networks, Inc. (a)	5,450,000	23,108,000
Nortel Networks Corp. (ADR)(a)	6,250,000	17,062,500
UTStarcom, Inc. (a)	1,000,000	10,950,000
Aastra Technologies, Ltd. (CAD)(a)(c)	600,000	9,881,011
Lantronix, Inc. (a)(b)	5,000,000	9,250,000
Computer Network Technologies Corp. (a)(b)	2,000,000	9,240,000
Asia Pacific Wire & Cable Corp., Ltd. (a)(b)(d)	1,137,300	4,264,875
EMS Technologies, Inc. (a)	200,000	2,720,000

		132,436,386

Computers & Peripherals (0.3%)
Adaptec, Inc. (a)	1,000,000	4,790,000
Construction & Engineering (1.2%)
URS Corp. (a)	500,000	14,375,000
Comfort Systems USA, Inc. (a)	750,000	5,812,500

		20,187,500

Diversified Financial Services (0.0%)
eSPEED, Inc. (Class A)(a)	32,000	294,400

Electrical Equipment (0.3%)
LSI Industries, Inc.	250,000	2,807,500
Powell Industries, Inc. (a)	113,200	2,096,464

		4,903,964

Electronic Equipment & Instruments (0.8%)
OSI Systems, Inc. (a)	200,000	3,502,000
O.I. Corp. (a)(b)(d)	245,900	2,643,425
Checkpoint Systems, Inc. (a)	150,000	2,532,000
Zomax, Inc. (a)	770,000	2,294,600
MOCON, Inc.	160,245	1,454,384
Parlex Corp. (a)	213,442	1,355,357

		13,781,766

Energy Equipment & Services (2.6%)
FuelCell Energy, Inc. (a)	1,000,000	9,980,000
Input/Output, Inc. (a)	1,500,000	9,675,000
NATCO Group, Inc. (a)	750,000	8,152,500
GulfMark Offshore, Inc. (a)	200,000	5,182,000
Global Industries, Ltd. (a)	500,000	4,700,000
Willbros Group, Inc. (a)	200,000	4,040,000
Stolt Offshore S.A. (ADR)(a)	250,000	1,965,000

		43,694,500

Food & Staples Retailing (0.4%)
Rite Aid Corp. (a)	1,500,000	5,940,000
Food Products (1.9%)
Riken Vitamin Co., Ltd. (JPY)(c)	427,200	11,835,120
John B. Sanfilippo & Son, Inc. (a)	300,000	7,374,000
Hanover Foods Corp. (Class A)(d)	49,500	5,680,125
Poore Brothers, Inc. (a)(b)	1,400,000	4,271,400
Monterey Gourmet Foods, Inc. (a)	547,257	1,751,222

		30,911,867

Gas Utilities (0.0%)
Semco Energy, Inc. (a)	100,000	575,000
Health Care Equipment & Supplies (3.5%)
Analogic Corp.	327,608	14,169,046
Fukuda Denshi Co., Ltd. (JPY)(c)	315,600	13,335,833
Lifecore Biomedical, Inc. (a)(b)	369,246	6,561,501
Nissui Pharmaceutical Co., Ltd. (JPY)(c)(d)	938,000	6,430,951
Medwave Inc. (a)(b)	1,050,000	4,105,500
Osteotech, Inc. (a)(b)	1,000,000	3,800,000
STAAR Surgical Co. (a)	950,000	3,714,500
Compex Technologies, Inc. (a)	600,000	3,006,000
Sonic Innovations, Inc. (a)	271,200	1,513,296
Cholestech Corp. (a)	150,000	1,512,000

		58,148,627
Health Care Providers & Services (4.8%)
Service Corp. International	2,500,000	18,700,000
Cross Country Healthcare, Inc. (a)	500,000	8,380,000
Henry Schein, Inc. (a)	200,000	7,168,000
PAREXEL International Corp. (a)	300,000	7,050,000
National Home Health Care Corp. (b)	441,000	5,106,780
BioScrip, Inc. (a)(b)	840,000	5,065,200
Specialty Laboratories, Inc. (a)	450,400	4,301,320
MEDTOX Scientific, Inc. (a)(b)	508,750	4,070,000
Air Methods Corp. (a)	400,000	3,188,000
Almost Family, Inc. (a)(b)(d)	245,600	3,028,248
SRI/Surgical Express, Inc. (a)(b)(d)	600,000	2,910,000
D & K Healthcare Resources, Inc.	301,500	2,523,555
Hooper Holmes, Inc.	611,000	2,334,020
PDI, Inc. (a)	100,500	2,060,250
Per-Se Technologies, Inc. (a)	100,000	1,535,000
Omnicell, Inc. (a)	200,000	1,442,000

		78,862,373

Hotels, Restaurants & Leisure (2.7%)
Multimedia Games, Inc. (a)(b)	2,000,000	15,520,000
Sunterra Corp. (a)	600,000	9,048,000
Buca, Inc. (a)	990,700	6,220,605
Champps Entertainment, Inc. (a)	500,000	4,483,500
Smith & Wollensky Restaurant Group, Inc. (a)(b)	700,000	3,738,000
O’Charley’s, Inc. (a)	100,000	2,174,000
Marcus Corp.	99,100	2,031,550
Sholodge, Inc. (a)(b)(d)	447,700	1,566,950
Friendly Ice Cream Corp. (a)	62,600	510,190

		45,292,795

Household Durables (0.8%)
Global-Tech Appliances, Inc. (a)(b)	1,181,200	8,244,776
Enesco Group, Inc. (a)	700,000	4,655,000
Warderly International Holdings, Ltd. (HK)(c)	7,500,000	913,544

		13,813,320

Household Products (0.5%)
Oil-Dri Corp. of America (b)	450,000	8,325,000
Insurance (5.3%)
Presidential Life Corp.	1,000,000	16,280,000
Kingsway Financial Services, Inc. (CAD)(c)	1,000,000	15,443,728
AmerUs Group Co.	250,000	11,812,500
PXRE Group, Ltd.	400,000	10,260,000
Assured Guaranty, Ltd.	500,000	8,975,000
Vesta Insurance Group, Inc. (b)	2,000,000	7,100,000
Scottish Re Group, Ltd.	300,000	6,756,000
Meadowbrook Insurance Group, Inc. (a)	1,000,000	5,250,000
Phoenix Cos., Inc.	300,000	3,834,000
Financial Industries Corp. (a)(e)	154,031	1,216,845
SCPIE Holdings, Inc. (a)	96,100	1,059,983

		87,988,056

Internet & Catalog Retail (0.0%)
PetMed Express, Inc. (a)	70,686	523,783
Internet Software & Services (1.7%)
Quovadx, Inc. (a)(b)	3,677,400	11,363,166
Ariba, Inc. (a)	1,000,000	7,760,000
RealNetworks, Inc. (a)	1,250,000	7,225,000
Digitas, Inc. (a)	210,000	2,121,000

		28,469,166

IT Services (3.6%)
BearingPoint, Inc. (a)	3,829,400	33,583,838
Forrester Research, Inc. (a)	400,000	5,632,000
Anacomp, Inc. (Class A)(a)(b)(d)	350,000	5,565,000
Analysts International Corp. (a)(b)	1,400,000	5,068,000
Clark, Inc.	300,000	4,644,000
Lionbridge Technologies, Inc. (a)	500,000	2,845,000
First Consulting Group, Inc. (a)	500,000	2,600,000

		59,937,838

Leisure Equipment & Products (1.8%)
JAKKS Pacific, Inc. (a)	700,000	15,029,000
K2, Inc. (a)	700,000	9,625,000
Leapfrog Enterprises, Inc. (a)	250,000	2,837,500
Zindart, Ltd. (ADR)(a)(b)	563,000	2,342,080
Excelligence Learning Corp. (a)	125,300	681,632

		30,515,212

Machinery (1.7%)
Badger Meter, Inc. (b)	400,000	10,600,000
Federal Signal Corp.	300,000	4,551,000
Met-Pro Corp.	300,000	4,110,000
Miller Industries, Inc. (a)	280,500	3,629,670
MFRI, Inc. (a)(b)	463,200	3,284,088
Lindsay Manufacturing Co.	100,000	1,908,000

		28,082,758

Media (2.2%)
Alliance Atlantis Communications, Inc. (Class B)(CAD)(a)(c)	1,000,000	24,764,502
Horipro, Inc. (JPY)(c)	720,000	7,320,554
Emak Worldwide, Inc. (a)	250,361	2,591,236
SPAR Group, Inc. (a)(b)	1,300,000	1,755,000
Opinion Research Corp. (a)	100,000	701,000

		37,132,292

Metals & Mining (3.7%)
Wheaton River Minerals, Ltd. (CAD)(a)(c)	3,500,000	12,493,803
High River Gold Mines, Ltd. (CAD)(a)(b)(c)	7,501,400	9,917,567
Western Silver Corp. (CAD)(a)(c)	1,000,400	9,084,776
LionOre Mining International, Ltd. (CAD)(a)(c)	1,500,000	8,428,359
Hecla Mining Co. (a)	1,500,500	8,222,740
Aleris International, Inc. (a)	300,000	7,485,000
Cambior, Inc. (CAD)(a)(c)	1,081,700	2,377,559
Northwest Pipe Co. (a)	88,337	2,181,041
Northgate Minerals Corp. (CAD)(a)(c)	500,000	710,626

		60,901,471

Multi-Utilities & Unregulated Power (1.5%)
Dynegy, Inc. (Class A)(a)	6,500,000	25,415,000
Multiline Retail (0.8%)
Duckwall-ALCO Stores, Inc. (a)(b)	400,000	7,260,000
ShopKo Stores, Inc. (a)	306,800	6,817,096

		14,077,096

Oil & Gas (5.9%)
Sherritt International Corp. (CAD)(a)(c)	3,000,000	24,541,398
Harvest Natural Resources, Inc. (a)	1,500,000	17,835,000
Clayton Williams Energy, Inc. (a)	500,000	12,950,000
Plains Exploration & Production Co. (a)	300,000	10,470,000
Swift Energy Co. (a)	300,000	8,532,000
Whiting Petroleum Corp. (a)	200,000	8,156,000
Forest Oil Co. (a)	200,000	8,100,000
Mission Resources Corp. (a)	1,000,000	7,080,000

		97,664,398

Personal Products (0.6%)
Nature’s Sunshine Products, Inc.	448,000	7,692,160
Natrol, Inc. (a)	581,500	1,721,240

		9,413,400

Pharmaceuticals (2.5%)
Alpharma, Inc. (Class A)	750,000	9,240,000
Andrx Corp. (a)	400,000	9,068,000
Fuji Pharmaceutical Co., Ltd. (JPY)(c)	499,000	8,052,516
CNS, Inc.	390,700	6,954,460
Teikoku Hormone Manufacturing Co., Ltd. (JPY)(c)	500,000	5,083,718
Access Pharmaceuticals, Inc. (a)(b)	1,253,400	3,120,966

		41,519,660

Real Estate (1.4%)
Fieldstone Investment Corp.	913,500	13,264,020
Medical Properties Trust, Inc. (144A)(d)(e)(f)	482,800	4,948,700
Capital Lease Funding, Inc.	400,000	4,420,000

		22,632,720

Road & Rail (1.3%)
Marten Transport, Ltd. (a)	500,000	10,665,000
Dollar Thrifty Automotive Group, Inc. (a)	200,000	6,556,000
AMERCO (a)	100,000	4,630,000
Smithway Motor Xpress Corp. (Class A)(a)	35,800	238,428

		22,089,428

Semiconductors (0.1%)
Axcelis Technologies, Inc. (a)	200,000	1,460,000

Software (2.8%)
Borland Software Corp. (a)	2,154,800	17,496,976
WatchGuard Technologies, Inc. (a)(b)	2,000,000	6,460,000
Novell, Inc. (a)	1,000,000	5,960,000
PLATO Learning, Inc. (a)	750,000	5,850,000
EPIQ Systems, Inc. (a)	303,500	3,939,430
OPNET Technologies, Inc. (a)	350,000	2,926,000
Actuate Corp. (a)	1,001,400	2,403,360
MetaSolv, Inc. (a)	500,000	1,225,000

		46,260,766
Specialty Retail (2.3%)
Regis Corp.	400,000	16,372,000
Shoe Carnival, Inc. (a)	500,000	8,750,000
Deb Shops, Inc.	186,050	5,250,331
Mothers Work, Inc. (a)	200,000	2,766,000
Charlotte Russe Holding, Inc. (a)	150,000	1,938,000
Hancock Fabrics, Inc.	200,000	1,488,000
Bombay Co., Inc. (a)	200,000	1,060,000

		37,624,331
Textiles, Apparel & Luxury Goods (1.5%)
Hampshire Group, Ltd. (a)(b)(d)	300,000	11,985,000
Ashworth, Inc. (a)(b)	700,000	7,973,000
Saucony, Inc. (Class B)	187,700	4,302,084

		24,260,084
Thrifts & Mortgage Finance (0.9%)
Sterling Financial Corp. (a)	400,000	14,280,000
Water Utilities (0.2%)
Pure Cycle Corp. (a)	500,000	3,260,000
Wireless Telecommunication Services (0.2%)
Boston Communications Group, Inc. (a)	530,000	3,773,600

TOTAL COMMON STOCKS (Cost $1,087,323,929)		$1,451,168,892

	Shares	Value
WARRANTS (0.0%)
Biotechnology (0.0%)
Senesco Technologies, Inc. (a)(d)(e)	50,000	$—
Software (0.0%)
VocalTec Communications, Ltd. (a)(d)(e)	222,500	—
Commercial Services & Supplies (0.0%)
Waste Services, Inc. (a)(d)(e)	75,000	—

TOTAL WARRANTS (Cost $0)		$—

	Shares	Value
RIGHTS (0.0%)
Health Care Equipment & Supplies (0.0%)
Medwave Inc. (d)(e)(f)	66,346	$—

TOTAL RIGHTS (Cost $0)		$—

	Par Amount	Value
CONVERTIBLE BONDS (0.2%)
Biotechnology (0.1%)
Aphton Corp. (b)(d)(e) 6.00%, 04/01/08	$5,000,000	$2,540,000
Electronic Equipment & Instruments (0.1%)
Parlex Corp. (d)(e) 7.00%, 07/28/07	1,500,000	$1,190,625

TOTAL CONVERTIBLE BONDS (Cost $5,927,492)		$3,730,625

SHORT-TERM INVESTMENTS (13.7%)
U.S. Government and Agency Securities (10.8%)
U.S. Treasury Bills, 04/21/05	$180,000,000	$179,724,904
Time Deposit (2.9%) (+)
Brown Brothers Harriman 2.29%	47,690,136	$47,690,136

TOTAL SHORT-TERM INVESTMENTS (Cost $227,428,136)		$227,415,040

TOTAL INVESTMENTS (Cost $1,320,679,557) (101.4%)		$1,682,314,557
Other assets and liabilities, net (-1.4%)		(22,939,520)

TOTAL NET ASSETS (100.0%)		$1,659,375,037

	Shares	Value
SECURITIES SOLD SHORT (-1.3%)
Exchange Traded Fund
Energy Select Sector SPDR Fund	500,000	$21,450,000

TOTAL SECURITIES SOLD SHORT (Cost $19,249,366)		$21,450,000

(a)	Non-income producing security.

(b)	Affiliated company. See Note 5 in Notes to Schedules of Investments.

(c)	Foreign-denominated security.

(d)	Illiquid security, pursuant to the guidelines established by the Board of Directors. See Note 2(g) in Notes to Schedules of Investments.

(e)	Valued at fair value using methods determined by the Board of Directors. See Note 2(a) in Notes to Schedules of Investments.

(f)	Restricted Security. See Note 2(h) in Notes to Schedules of Investments.

(+)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2005.

ADR - American Depositary Receipt.

CAD - Canadian issuer.

HK - Hong Kong issuer.

JPY - Japanese issuer.

Effective as of March 31, 2005, industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International. Prior to that time, Heartland Advisors, Inc. utilized other sources to determine industry and sector classifications.

The accompanying Notes to Schedules of Investments are an integral part of this Schedule.

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2005 (Unaudited)

(1)	Organization

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940. The capital shares of the Select Value Fund, Value Plus Fund and Value Fund (the “Funds”), each of which is a diversified fund, were issued by the Corporation at March 31, 2005.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with their vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments:

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, lacking any sales, at the latest bid price. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange. Debt securities are stated at fair value as furnished by an independent pricing service based primarily upon information concerning market transactions and dealer quotations for similar securities, or by dealers who make markets in such securities. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium. Securities and other assets for which quotations are not readily available are valued at their fair value using methods determined by the Board of Directors. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments. At March 31, 2005, 0.2% and 0.6% of the Value Plus and Value Funds’ net assets, respectively, were valued at their fair value using methods determined by the Board of Directors.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly paid no Federal income taxes, and no Federal income tax provision is recorded.

(c)	The Funds record security transactions on trade date. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. The Funds amortize premium and accrete discount on investments utilizing the effective interest method.

(d)	Each Fund may enter into futures contracts for hedging purposes, such as to protect against anticipated declines in the market value of its portfolio securities or to manage exposure to changing interest rates. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The predominant risk is that the movement of a futures contract’s price may result in a loss which could render a Fund’s hedging strategy unsuccessful. There were no open futures contracts at March 31, 2005.

(e)	A short sale is a transaction in which a Fund sells a security it does not own (but has borrowed) in anticipation of a decline in the market value of that security. To complete a short sale, a Fund must borrow the security to deliver to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it in the open market at a later date. A Fund will incur a loss, which could be substantial and potentially unlimited, if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in value between those dates. A Fund must pay any dividends or interest payable to the lender of the security. All short sales must be collateralized in accordance with the applicable exchange or broker requirements. A Fund maintains the collateral in a segregated account with its custodian or broker, consisting of cash, obligations of the U.S. Government, its agencies or instrumentalities, or equity securities sufficient to collateralize its obligation on the short positions.

(f)	The Funds may each engage in “short sales against the box.” These transactions involve selling a security that a Fund owns for delivery at a specified date in the future. Similarly, each of these Funds may also engage in short sales of securities of an issuer (“acquiror”) that has publicly announced a proposed or pending transaction in which a portfolio security of the Fund will be converted into securities of the acquiror.

(f)	The Funds may write covered call or secured put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Funds may enter into options transactions for hedging purposes, and will not use these instruments for speculation. There were no option transactions for the three month period ending on March 31, 2005.

(g)	At March 31, 2005, 0.2% and 3.8% of the Value Plus and Value Fund’s net assets, respectively, were illiquid as defined pursuant to guidelines established by the Board of Directors of the Corporation.

(h)	A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Directors. Not all restricted securities are considered to be illiquid. At March 31, 2005, the Value Fund held restricted securities representing 0.3% of net assets. The restricted securities held as of March 31, 2005 are identified below.

SECURITY	ACQUISITION DATE	ACQUISITION COST	SHARES	FAIR VALUE
Value Fund
Medical Properties Trust, Inc. (144A)	3/31/04	$4,828,000	482,800	$4,948,700
Medwave, Inc. (Rights)	2/11/05	0	66,346	0

(i)	The Funds invest in foreign equity securities, whose values are subject to changes in market conditions, as well as changes in political and regulatory environments. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Funds may utilize forward currency exchange contracts for the purpose of hedging foreign currency risk. Under these contracts, the Funds are obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.

(3)	Investment Transactions and Income Tax Basis Information

During the three-month period ended March 31, 2005, the cost of purchases and proceeds from sales of securities, other than short-term obligations, are noted below. During the same period there were no purchases or sales of long-term U.S. Government securities.

Fund	Cost of Purchases	Proceeds from Sales
Select Value Fund	$12,419,436	$8,448,711
Value Plus Fund	37,995,929	77,889,262
Value Fund	111,905,434	396,378,161

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Select Value Fund	$88,653,173	$21,049,917	$(1,770,434)	$19,279,483
Value Plus Fund	320,597,283	41,549,897	(13,632,372)	27,917,525
Value Fund	1,314,240,929	435,884,053	(89,260,426)	346,623,627

(4)	Litigation

On July 18, 2002, pursuant to a stipulation and following a fairness hearing, the U.S. District Court for the Eastern District of Wisconsin approved a settlement of a consolidated class action brought by shareholders of the Heartland High-Yield Municipal Bond Fund and the Short Duration High-Yield Municipal Fund (together, the “High-Yield Funds”), in which the Corporation, the Advisor, the High-Yield Funds and certain other parties were named as defendants. The litigation arose out of a repricing of the securities in the High-Yield Funds in October 2000. Under the terms of the settlement, the Corporation, the Advisor, the High-Yield Funds and certain related parties were dismissed and released from all claims in the class action upon establishment of a settlement fund for the benefit of the class plaintiffs. Neither the Corporation nor any of its separate funds, directors, or officers were required to contribute to the settlement fund (although an affiliate of the Advisor did make a substantial contribution to facilitate settlement). Subsequently, all other suits filed by persons who opted out of the class action settlement were also settled without any contribution from the Corporation, its funds, directors or officers. The High-Yield Funds, which had been in receivership since March 2001, were liquidated in December 2004.

On December 11, 2003, the SEC filed a civil complaint in United States District Court for the Eastern District of Wisconsin (Civil Action No. 03C1427) relating to the High-Yield Funds against the Advisor; William J. Nasgovitz, President of the Advisor, President and a director of the Corporation and member of the Heartland Value Plus and Value Fund portfolio management teams; Paul T. Beste, Chief Operating Officer of the Advisor and Vice President of the Corporation; Kevin D. Clark, an officer of the Advisor; Hugh Denison, a former director of the Corporation who presently serves as Senior Vice President of the Advisor and as a member of the portfolio management team for the Heartland Select Value Fund; certain former officers of the Advisor; and others.

The SEC alleges various violations of the federal securities laws with respect to the pricing of securities owned by the High-Yield Funds and the related calculation of the High-Yield Funds’ net asset value per share from March 2000 to March 2001; disclosures in the prospectus; other SEC filings and promotional materials for the High-Yields Funds relating to risk management, credit quality, liquidity and pricing; breach of fiduciary duty; the sale in September and October 2000 by certain individual defendants of shares of the High-Yield Funds while in possession of material, non-public information about those funds; and the disclosure of material, non-public information to persons who effected such sales. The SEC seeks civil penalties and disgorgement of all gains received by the defendants as a result of the conduct alleged in the complaint, a permanent injunction against the defendants from further violations of the applicable federal securities laws, and such other relief as the court deems appropriate.

In February 2004, the Advisor and Messrs. Nasgovitz, Beste, Denison, and Clark filed their answers to the SEC’s complaint, denying the allegations and claims made therein and raising affirmative defenses.

The complaint does not involve the Corporation, the Heartland Select Value, Value Plus or Value Funds, any portfolio manager of the Funds (other than Mr. Nasgovitz and Mr. Denison) or any of the current independent directors of the Corporation. However, an adverse outcome for the Advisor and/or its officers named in the complaint could result in an injunction that would bar the Advisor from serving as investment advisor to the Funds or bar such officers from continuing to serve in their official capacities for the Advisor. The Advisor has advised the Funds that, if these results occur, the Advisor will seek exemptive relief from the SEC to permit it to continue serving as investment advisor to the Funds. There is no assurance that the SEC will grant such exemptive relief.

(5)	Transactions with Affiliates

The following companies are “affiliated” (as defined in Section (2)(a)(3) of the Investment Company Act of 1940) with the Value Fund; that is, the Fund held 5% or more of the outstanding voting securities during the period from January 1, 2005 through March 31, 2005:

Value Fund

Security Name	Share Balance at January 1, 2005	Purchases	Sales	Share Balance at March 31, 2005	Dividends	Realized Gains (Losses)
Access Pharmaceuticals, Inc.	1,253,400	0	0	1,253,400	$0	$0
AirNet Systems, Inc.	1,000,000	0	0	1,000,000	0	0
Allied Defense Group, Inc.	300,000	0	0	300,000	0	0
Almost Family, Inc.	250,000	0	4,400	245,600	0	34,544
American Physicians Service Group, Inc.	185,649	0	0	185,649	0	0
Anacomp, Inc. (Class A)	350,000	0	0	350,000	0	0
Analysts International Corp.	1,400,000	0	0	1,400,000	0	0
Aphton Corp.	1,962,872	25,253	0	1,988,125	0	0
Asia Pacific Wire & Cable Corp., Ltd.	1,137,300	0	0	1,137,300	0	0
Ashworth, Inc.	700,000	0	0	700,000	0	0
Badger Meter, Inc.	400,000	0	0	400,000	84,000	0
Barrett Business Services, Inc.	500,000	0	0	500,000	0	0
BioScrip, Inc.(1)	840,000	0	0	840,000	0	0
Computer Network Technologies Corp.	2,000,000	0	0	2,000,000	0	0
Discovery Laboratories, Inc.	2,895,556	104,444	0	3,000,000	0	0
Discovery Partners International, Inc.	1,000,000	325,900	0	1,325,900	0	0
Duckwall-ALCO Stores, Inc.	400,000	0	0	400,000	0	0
Fuel-Tech N.V.	1,000,000	0	0	1,000,000	0	0
Genitope Corp.	1,350,000	0	0	1,350,000	0	0
The Geo Group, Inc.	505,400	0	18,500	486,900	0	426,709
Global-Tech Appliances, Inc.	1,186,800	0	5,600	1,181,200	0	6,509
Hampshire Group, Ltd.	300,000	0	0	300,000	0	0
High River Gold Mines, Ltd.	7,501,400	0	0	7,501,400	0	0
Industrial & Financial Systems (Class B)	6,000,000	0	6,000,000	0	0	2,335,693
InterDigital Communications Corp.	3,000,000	0	0	3,000,000	0	0
Kendle International, Inc.	1,000,000	0	0	1,000,000	0	0
Lantronix, Inc.	5,000,000	0	0	5,000,000	0	0
Lifecore Biomedical, Inc.	1,000,000	0	630,754	369,246	0	7,278,377
MEDTOX Scientific, Inc.	558,750	0	50,000	508,750	0	62,664
Medwave, Inc.	900,000	150,000	0	1,050,000	0	0
MFRI, Inc.	463,200	0	0	463,200	0	0
Midwest Air Group, Inc.	1,557,500	0	0	1,557,500	0	0
Multimedia Games, Inc.	1,250,000	750,000	0	2,000,000	0	0
National Home Health Care Corp.	441,000	0	0	441,000	33,075	0
O.I. Corp.	245,900	0	0	245,900	0	0
Oil-Dri Corp. of America	450,000	0	0	450,000	49,500	0
OrthoLogic Corp.	2,500,000	500,000	0	3,000,000	0	0
Osteotech, Inc.	1,000,000	0	0	1,000,000	0	0
Outlook Group Corp.	350,000	0	0	350,000	21,000	0
Patrick Industries, Inc.	293,525	0	0	293,525	0	0
Poore Brothers, Inc.	951,800	448,200	0	1,400,000	0	0
Quovadx, Inc.	3,677,400	0	0	3,677,400	0	0
RCM Technologies, Inc.	780,100	0	0	780,100	0	0
Senesco Technologies, Inc.	1,225,000	75,000	0	1,300,000	0	0
Sholodge, Inc.	450,000	0	2,300	447,700	0	(12,524)
Smith & Wollensky Restaurant Group, Inc.	700,000	0	0	700,000	0	0
SPAR Group, Inc.	1,300,000	0	0	1,300,000	0	0
SRI/Surgical Express, Inc.	600,000	0	0	600,000	0	0
Superior Consultant Holdings Corp.	1,000,000	0	1,000,000	0	0	5,127,388
Vesta Insurance Group, Inc.	2,000,000	0	0	2,000,000	0	0
WatchGuard Technologies, Inc.	2,000,000	0	0	2,000,000	0	0
Zindart, Ltd. (ADR)	563,000	0	0	563,000	0	0

					$187,575	$15,259,360

(1)	Formerly known as Chronimed, Inc., merged on 03/14/05.

Item 2.	Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s management, with the participation of its principal executive officer and principal financial officer has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as conducted within 90 days of the filing date of this report. Based on such evaluation, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Heartland Group, Inc.

By (Signature and Title)*	/s/ Eric J. Miller	Eric J. Miller, Chief Executive Officer

Date	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric J. Miller	Eric J. Miller, Chief Executive Officer

Date	May 17, 2005

By (Signature and Title)*	/s/ Nicole J. Best	Nicole J. Best, Treasurer and Principal
Accounting Officer

Date	May 17, 2005

*	Print the name and title of each signing officer under his or her signature.